Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Schedule of other assessments

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	8,162	38,870	47,032
2006	10,844	51,963	62,807
2007	11,579	22,102	33,681
2008	16,906	16,923	33,829
2009	56,039	51,680	107,719
2010	53,566	126,406	179,972
2011	40,940	70,065	111,005
2012	869	7,326	8,195
2013	48,622	71,620	120,242
2014	5,344	706	6,050
2015	3,001	23,816	26,817
2016	61,875	3,360	65,235
2017	5,043	3,078	8,121
2018	4,666	4,250	8,916
2019-2022	499	172	671
	327,955	492,337	820,292